Pensions and other post-employment benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 13,117	£ 14,385	£ 14,500
Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	13,117	14,385	14,500
Active | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	1,418	1,508	1,390
Retired | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	8,147	8,730	8,540
Deferred | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 3,552	£ 4,147	£ 4,570